Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and practices related to the grant of certain equity awards
We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times.
Historically, at its February meeting, the Compensation Committee reviews prior-year results and the Company’s financial plan and strategy for the upcoming year and, based on that review, approves equity awards for the upcoming year for our NEOs. These awards are granted at the same time as equity awards to other eligible employees.
The meeting dates are set more than a year in advance on a consistent annual cadence. The meeting generally occurs after the Company’s earnings release for the fourth quarter and full year and closer in time to the filing of the related Form
10-K,
which we do not believe contains material information beyond what was disclosed in the earnings release. Accordingly, the timing of annual equity grants, including stock options, is independent of the release of material non-public
information, and the Company does not time disclosures to affect the value of equity-based compensation.
As disclosed in the table below, for the annual equity grants that were made at the beginning of fiscal year 2025, the grants occurred one day before we filed our Annual Report on Form
10-K
for the fiscal year ended December 31, 2024. However, because we issued our earnings release with our financial results for the fourth quarter and fiscal year ended December 31, 2024, on January 30, 2025, we considered the trading window to be open at the time these annual grants were made.

Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($)	Grant date fair value of the award ($)
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of material nonpublic
information and the trading day beginning
immediately following the disclosure of
material nonpublic information

Marc N. Casper	2/19/2025	42,387	$530.86	7,951,377	1.4%

Stephen Williamson	2/19/2025	9,398	$530.86	1,762,971	1.4%

Michel Lagarde	2/19/2025	13,666	$530.86	2,563,605	1.4%

Gianluca Pettiti	2/19/2025	12,599	$530.86	2,363,446	1.4%

Frederick Lowery	2/19/2025	10,037	$530.86	1,882,841	1.4%

Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table
As disclosed in the table below, for the annual equity grants that were made at the beginning of fiscal year 2025, the grants occurred one day before we filed our Annual Report on Form
10-K
for the fiscal year ended December 31, 2024. However, because we issued our earnings release with our financial results for the fourth quarter and fiscal year ended December 31, 2024, on January 30, 2025, we considered the trading window to be open at the time these annual grants were made.

Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($)	Grant date fair value of the award ($)
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of material nonpublic
information and the trading day beginning
immediately following the disclosure of
material nonpublic information

Marc N. Casper	2/19/2025	42,387	$530.86	7,951,377	1.4%

Stephen Williamson	2/19/2025	9,398	$530.86	1,762,971	1.4%

Michel Lagarde	2/19/2025	13,666	$530.86	2,563,605	1.4%

Gianluca Pettiti	2/19/2025	12,599	$530.86	2,363,446	1.4%

Frederick Lowery	2/19/2025	10,037	$530.86	1,882,841	1.4%

Marc N. Casper [Member]
Awards Close in Time to MNPI Disclosures
Name	Marc N. Casper
Underlying Securities	42,387
Exercise Price | $ / shares	$ 530.86
Fair Value as of Grant Date	$ 7,951,377
Underlying Security Market Price Change	0.014
Stephen Williamson [Member]
Awards Close in Time to MNPI Disclosures
Name	Stephen Williamson
Underlying Securities	9,398
Exercise Price | $ / shares	$ 530.86
Fair Value as of Grant Date	$ 1,762,971
Underlying Security Market Price Change	0.014
Michel Lagarde [Member]
Awards Close in Time to MNPI Disclosures
Name	Michel Lagarde
Underlying Securities	13,666
Exercise Price | $ / shares	$ 530.86
Fair Value as of Grant Date	$ 2,563,605
Underlying Security Market Price Change	0.014
Gianluca Pettiti [Member]
Awards Close in Time to MNPI Disclosures
Name	Gianluca Pettiti
Underlying Securities	12,599
Exercise Price | $ / shares	$ 530.86
Fair Value as of Grant Date	$ 2,363,446
Underlying Security Market Price Change	0.014
Frederick Lowery [Member]
Awards Close in Time to MNPI Disclosures
Name	Frederick Lowery
Underlying Securities	10,037
Exercise Price | $ / shares	$ 530.86
Fair Value as of Grant Date	$ 1,882,841
Underlying Security Market Price Change	0.014